Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Defined Protection ETF® – 1 Yr December

Innovator Growth-100 Power Buffer ETF™ – Decmber

Innovator International Developed Power Buffer ETF™ – December

Innovator U.S. Equity Buffer ETF™ – December

Innovator U.S. Equity Power Buffer ETF™ – December

Innovator U.S. Equity Ultra Buffer ETF™ – December

Innovator U.S. Small Cap Power Buffer ETF™ – December

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated December 2, 2024 or February 27, 2025

December 1, 2025

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period of approximately one year. The prior Outcome Period ended on November 30, 2025. Each Fund has commenced a new Outcome Period that began on December 1, 2025 and will end on November 30, 2026. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator Equity Defined Protection ETF® – 1 Yr December	ZDEK	Gross: 6.85% Net: 6.06%*	The Fund seeks to provide investors with returns that match the upside price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 6.85% (prior to taking into account management fees and other fees) while providing a buffer against 100% of SPDR® S&P 500® ETF Trust losses (prior to taking into account management fees and other fees), over the period from December 1, 2025 to November 30, 2026.
Innovator Growth-100 Power Buffer ETF™ – December	NDEC	Gross: 15.39% Net: 14.60%*	The Fund seeks to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 15.39% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from December 1, 2025 to November 30, 2026.
Innovator International Developed Power Buffer ETF™ – December	IDEC	Gross: 17.51% Net: 16.66%*	The Fund seeks to provide investors with returns that match the price return of the iShares MSCI EAFE ETF, up to the upside cap of 17.51% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares MSCI EAFE ETF losses, over the period from December 1, 2025 to November 30, 2026.

Innovator U.S. Equity Buffer ETF™ – December	BDEC	Gross: 17.42% Net: 16.63%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 17.42% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from December 1, 2025 to November 30, 2026.
Innovator U.S. Equity Power Buffer ETF™ – December	PDEC	Gross: 13.14% Net: 12.35%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 13.14% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from December 1, 2025 to November 30, 2026.
Innovator U.S. Equity Ultra Buffer ETF™ – December	UDEC	Gross: 12.03% Net: 11.24%*	The Fund seeks to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 12.03% (prior to taking into account management fees and other fees) while providing a buffer against SPDR® S&P 500® ETF Trust losses of between 5% and 35% (prior to taking into account management fees and other fees) over the period from December 1, 2025 to November 30, 2026.
Innovator U.S. Small Cap Power Buffer ETF™ – December	KDEC	Gross: 18.09% Net: 17.30%*	The Fund seeks to provide investors with returns that match the price return of the iShares Russell 2000 ETF, up to the upside cap of 18.09% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares Russell 2000 ETF losses, over the period from December 1, 2025 to November 30, 2026.

*	Takes into account the Fund’s unitary management fee.

In connection with onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to new Outcome Period: December 1, 2025 through November 30, 2026.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference